CAPITAL AND RESERVES (Tables)	12 Months Ended
Mar. 31, 2024
Issued capital [abstract]
SCHEDULE OF AUTHORIZED ISSUE UNLIMITED NUMBER OF PAR VALUE SHARES

The Company is authorized to issue an unlimited number of nil par value shares of a single class.

	Shares	Share capital
Issued ordinary shares of US$0.00 each	Number	$
At March 31, 2022 per 20-F Annual Report	1,374,415,468	123,976,510
Group Reorganization : Share Consolidation 65 to 1
Restated at 31 March 2022	21,144,745	123,976,510
Issue of share (IPO) – May 2022	625,000	2,500,000
Issue of share (IPO) – Cost of fundraising – May 2022	-	(742,979)
Expenses settled in shares	33,500	86,028
Issue of share (IPO) – March 2023	3,716,529	5,741,335
Issue of share (IPO) – Cost of fundraising – March 2023	-	(175,000)
At March 31, 2023	25,519,774	131,385,892
Issue of share for fundraising, net Sept-Dec 2023	4,159,270	6,208,508
Expenses settled in shares	1,557,272	2,368,287
Issuance of Shares to related party – Loan Conversion	2,100,000	3,150,000
At March 31, 2024	33,336,316	143,112,687